SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing receivable (Details) $ in Thousands	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Provision for remaining financing receivables	$ 2,158